OPERATING LEASES (Details) - Schedule of annual undiscounted cash flows of the operating lease liabilities - USD ($)	Jul. 31, 2026	Jul. 31, 2025
Property, Plant, and Equipment [Line Items]
Total Lease Liabilities	$ 24,286,902	$ 24,034,669
Operating Lease [Member]
Property, Plant, and Equipment [Line Items]
2027	2,328,731
2028	2,349,076
2029	2,370,098
2030	2,293,975
2031	1,740,359
Thereafter	20,753,496
Total undiscounted cash flows	31,835,735
Less: present value discount	(7,548,833)
Total Lease Liabilities	$ 24,286,902